FINANCE LEASES - Changes in finance lease obligations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Finance Lease Obligations [Roll Forward]
Balance as of January 1, 2024	$ 87,588
Additions	0
Repayments	(12,382)
Interest expense on obligations under finance lease	2,611
Balance as of June 30, 2024	77,817
Current portion	20,149	$ 19,601
Non-current portion	$ 57,668	$ 67,987